PREPAID LAND USE RIGHTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PREPAID LAND USE RIGHTS
Amounts of amortization recognized in profit and loss related to the prepaid land use rights	$ 1,030,284	$ 1,076,659	$ 823,743
Land use rights pledged as collateral to secure bank borrowings	$ 15,560,153	$ 15,913,751